INCOME TAXES (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Loss carry forwards	$ 97	$ 225
Less - Valuation allowance	(97)	(225)
Total net deferred tax assets	$ 0	$ 0